Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of property and equipment
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Category	Estimated useful lives
Software	2 years
Trademark	10 years

Schedule of fair value measurements of liabilities that were measured at fair value
	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2022	$-	$-	$500,662	$500,662
As of November 11, 2022	$-	$-	$262,525	$262,525

Schedule of Level 3 valuation and is determined using the Black-Scholes valuation model
	Private Warrants	Representative Warrants
Fair value as of December 31, 2021	-	-
Acquired from the Business Combination	62,346	200,179
Settlements	-	-
Change in fair value	38,944	199,193
Fair value as of December 31, 2022	101,290	399,372

Schedule of fair value on a recurring basis using significant unobservable inputs
	Private and Representative Warrants outstanding as of November 11, 2022	Private and Representative Warrants outstanding as of December 31, 2022
Expected term (in years)	5.00	4.86
Volatility	14.94%	0.00%
Risk-free interest rate	4.12%	4.03%
Dividend yield	0.00%	0.00%

Schedule of currency exchange rates of consolidated financial statements
	As of December 31,
Balance sheet items, except for equity accounts	2022	2021
US$ against RMB	6.8972	6.3726
US$ against AED	3.6722	Not applicable

Schedule of currency exchange rates of consolidated financial statements
	For the years ended December 31,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2022	2021	2020
US$ against RMB	6.7290	6.4508	6.9042
US$ against AED	3.6709	Not applicable	Not applicable

Schedule of groups long-lived assets by geographic area
	As of December 31,
	2022	2021
The United States	$100,293,638	$-
The United Arab Emirates	5,483,788	-
Mainland China	4,150,545	33,476
Total	$109,927,971	$33,476